Other comprehensive income (loss) - Significant reclassifications out of Accumulated other comprehensive income (loss) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Affected line items in consolidated statements of income [Line Items]
Revenue - Other	¥ 153,626	¥ 156,460	¥ 175,702
Income tax expense	(80,229)	(22,596)	(120,780)
Net income attributable to noncontrolling interests	(2,949)	(11,012)	(1,194)
Net income attributable to NHI shareholders	239,617	131,550	¥ 224,785
Reclassifications out of accumulated other comprehensive income (loss) [Member] | Cumulative translation adjustments [Member]
Affected line items in consolidated statements of income [Line Items]
Revenue - Other	1,646	845
Income tax expense
Net income	1,646	845
Net income attributable to noncontrolling interests
Net income attributable to NHI shareholders	1,646	845
Reclassifications out of accumulated other comprehensive income (loss) [Member] | Pension liability adjustment [Member]
Affected line items in consolidated statements of income [Line Items]
Non-interest expenses-Compensation and benefits	(2,118)	(255)
Income tax expense	666	79
Net income	(1,452)	(176)
Net income attributable to noncontrolling interests
Net income attributable to NHI shareholders	(1,452)	(176)
Reclassifications out of accumulated other comprehensive income (loss) [Member] | Net unrealized gain on non-trading securities [Member]
Affected line items in consolidated statements of income [Line Items]
Revenue - Other	2,086	2,724
Income tax expense	(1,306)	(1,081)
Net income	780	1,643
Net income attributable to noncontrolling interests	(185)	(395)
Net income attributable to NHI shareholders	¥ 595	¥ 1,248